Property, Plant and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Line Items]
Depreciation, depletion and amortization	$ 326,099	$ 279,808	$ 268,935
Capitalized interest expense	3,017	3,616	$ 3,543
Property, plant and equipment, net	5,157,229	3,592,813
Bahamas And Canada
Property Plant And Equipment [Line Items]
Property, plant and equipment, net	$ 56,235	$ 57,665